CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 13,369	83,309	56,573	76,157
Other comprehensive income (losses), net of taxes:
Foreign currency translation adjustments	(14)	(87)	(751)	(1,188)
Change in fair value of available-for-sale investments, net of taxes	200	1,247	187	(85)
Comprehensive income	13,555	84,469	56,009	74,884
Less: comprehensive income attributable to the noncontrollng interests	7,678	47,836	46,020	37,791
Comprehensive income attributable to ChinaEdu Corporation shareholders	$ 5,877	36,633	9,989	37,093